Consolidated Schedule of Investments (unaudited) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense(a) — 3.6%
L3Harris Technologies, Inc.(b)	175,789	$37,460,636
RTX Corp.	261,976	25,550,519

		63,011,155

Automobile Components — 0.4%
Lear Corp.	46,545	6,743,440

Automobiles — 2.6%
General Motors Co.(a)(b)	991,914	44,983,300

Banks — 12.2%
Bank of America Corp.	306,538	11,623,921
Citigroup, Inc.(a)	945,332	59,782,796
Citizens Financial Group, Inc.	342,877	12,443,006
First Citizens BancShares, Inc., Class A	25,382	41,499,570
JPMorgan Chase & Co.(a)	119,166	23,868,950
Wells Fargo & Co.(a)	1,070,108	62,023,459

		211,241,702

Beverages — 1.1%
Diageo PLC	112,930	4,178,660
Keurig Dr. Pepper, Inc.	355,848	10,913,858
Pernod Ricard SA	27,360	4,429,147

		19,521,665

Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	682,600	6,172,633

Building Products — 1.6%
Allegion PLC	101,915	13,728,970
Johnson Controls International PLC	227,500	14,860,300

		28,589,270

Capital Markets — 3.2%
Carlyle Group, Inc.	8,847	415,013
Charles Schwab Corp.	132,930	9,616,156
Goldman Sachs Group, Inc.	22,001	9,189,598
Intercontinental Exchange, Inc.	122,800	16,876,404
Raymond James Financial, Inc.	71,561	9,189,863
UBS Group AG, Registered Shares	310,900	9,572,898

		54,859,932

Chemicals — 0.6%
International Flavors & Fragrances, Inc.	124,174	10,677,722

Communications Equipment — 1.5%
Cisco Systems, Inc.(a)	506,153	25,262,096

Consumer Finance — 0.5%
American Express Co.	36,979	8,419,749

Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.(b)	154,299	24,079,902

Containers & Packaging — 1.4%
Sealed Air Corp.(b)	670,256	24,933,523

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	805,639	14,179,245
Verizon Communications, Inc.(b)	640,705	26,883,982

		41,063,227

Electric Utilities — 2.9%
American Electric Power Co., Inc.	228,848	19,703,813
Edison International	93,710	6,628,108

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	304,278	$11,431,724
PG&E Corp.	743,481	12,460,742

		50,224,387

Financial Services — 5.3%
AP Arsenal Co. Invest LP(c)(d)	15,830,106	15,038,601
Equitable Holdings, Inc.	221,475	8,418,265
Fidelity National Information Services, Inc.(b)	560,009	41,541,468
Visa, Inc., Class A	93,703	26,150,633

		91,148,967

Food Products — 2.2%
Kraft Heinz Co.(a)(b)	1,051,476	38,799,464

Health Care Equipment & Supplies — 5.0%
Baxter International, Inc.(a)	808,725	34,564,907
Koninklijke Philips NV(d)	808,609	16,183,456
Medtronic PLC	405,012	35,296,796

		86,045,159

Health Care Providers & Services — 7.4%
Cardinal Health, Inc.	255,203	28,557,216
Cencora, Inc.	33,859	8,227,398
Cigna Group	62,714	22,777,098
CVS Health Corp.	87,689	6,994,075
Elevance Health, Inc.(a)	56,741	29,422,478
Humana, Inc.	35,572	12,333,524
Laboratory Corp. of America Holdings(a)	89,003	19,443,595

		127,755,384

Household Durables — 1.8%
Newell Brands, Inc.	851,774	6,839,746
Panasonic Holdings Corp.	957,900	9,141,968
Sony Group Corp.	174,900	14,997,801

		30,979,515

Industrial Conglomerates — 0.3%
Siemens AG, Class N, Registered Shares	24,358	4,650,889

Insurance — 6.5%
American International Group, Inc.(a)	685,008	53,547,076
Fidelity National Financial, Inc., Class A	340,543	18,082,833
First American Financial Corp.	28,966	1,768,374
Prudential PLC	850,940	7,980,600
Willis Towers Watson PLC	115,513	31,766,075

		113,144,958

IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A(a)	275,145	20,165,377

Leisure Products — 0.6%
Hasbro, Inc.	175,583	9,923,951

Life Sciences Tools & Services — 1.2%
Fortrea Holdings, Inc.(d)	201,255	8,078,376
Thermo Fisher Scientific, Inc.	23,215	13,492,790

		21,571,166

Machinery — 2.3%
CNH Industrial NV	792,914	10,276,165
Komatsu Ltd.	214,900	6,359,056
Stanley Black & Decker, Inc.	84,718	8,296,434
Westinghouse Air Brake Technologies Corp.	98,063	14,285,818

		39,217,473

Media — 2.9%
Comcast Corp., Class A(a)	732,140	31,738,269

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares		Value

Media (continued)
Fox Corp., Class A	370,323		$11,580,000
WPP PLC	714,870		6,774,915

			50,093,184

Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc.	112,736		7,528,510
Sempra	218,525		15,696,651

			23,225,161

Oil, Gas & Consumable Fuels — 8.5%
BP PLC	6,488,818		40,707,110
Chevron Corp.	127,530		20,116,582
Enterprise Products Partners LP(a)	604,554		17,640,886
Formentera Partners Fund II LP(c)(d)(e)	—	(f)	11,559,136
Shell PLC	1,127,484		37,409,323
Suncor Energy, Inc.	508,033		18,751,498

			146,184,535

Personal Care Products — 1.5%
Unilever PLC, ADR(a)	513,551		25,775,125

Pharmaceuticals — 4.4%
AstraZeneca PLC	92,661		12,448,429
Bayer AG, Class N, Registered Shares	374,484		11,468,408
Bristol-Myers Squibb Co.	90,014		4,881,459
Eli Lilly & Co.	21,778		16,942,413
Pfizer, Inc.	136,975		3,801,056
Sanofi SA	279,265		27,168,134

			76,709,899

Professional Services — 4.1%
Leidos Holdings, Inc.(a)	261,780		34,316,740
SS&C Technologies Holdings, Inc.	569,576		36,663,607

			70,980,347

Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	64,540		8,492,173

Semiconductors & Semiconductor Equipment — 3.0%
Micron Technology, Inc.(b)	367,540		43,329,291
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60,289		8,202,318

			51,531,609

Software — 1.3%
Microsoft Corp.	55,702		23,434,945

Specialized REITs — 0.6%
Crown Castle, Inc.	92,952		9,837,110

Specialty Retail — 0.4%
Ross Stores, Inc.	44,528		6,534,929

Textiles, Apparel & Luxury Goods — 0.8%
Swatch Group AG	20,150		4,700,634
Tapestry, Inc.	190,220		9,031,645

			13,732,279

Security	Shares	Value

Tobacco — 1.3%
British American Tobacco PLC, ADR	762,658	$23,261,069

Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., Class B	8,721	357,326

Total Common Stocks — 100.2% (Cost: $1,379,129,999)		1,733,335,697

Preferred Securities

Preferred Stocks — 0.5%

Household Products — 0.5%
Henkel AG & Co. KGaA	103,775	8,341,020

		8,341,020

Total Preferred Securities — 0.5% (Cost: $8,162,813)		8,341,020

Total Long-Term Investments — 100.7% (Cost: $1,387,292,812)		1,741,676,717

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(g)(h)	20,324,852	20,324,852

Total Short-Term Securities — 1.2% (Cost: $20,324,852)		20,324,852

Total Investments Before Options Written — 101.9% (Cost: $1,407,617,664)		1,762,001,569

Options Written — (2.0)% (Premiums Received: $(23,782,440))		(34,885,814)

Total Investments, Net of Options Written — 99.9% (Cost: $1,383,835,224)		1,727,115,755

Other Assets Less Liabilities — 0.1%		1,584,622

Net Assets — 100.0%		$1,728,700,377

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of the security is held by a wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$4	(b)	$—	$(4)	$—	$—	—	$3	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,204,534	15,120,318	(b)	—	—	—	20,324,852	20,324,852	361,471		—

					$(4)	$—	$20,324,852		$361,474		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	129	04/01/24	USD	218.00	USD	3,135	$(324,211)
British American Tobacco PLC, ADR	1,075	04/03/24	USD	30.50	USD	3,279	(27,702)
Fidelity National Financial, Inc., Class A	919	04/03/24	USD	53.50	USD	4,880	(60,797)
American International Group, Inc.	1,155	04/05/24	USD	73.00	USD	9,029	(617,925)
AT&T, Inc.	1,237	04/05/24	USD	17.00	USD	2,177	(81,642)
Baxter International, Inc.	590	04/05/24	USD	44.00	USD	2,522	(4,425)
Cisco Systems, Inc.	1,193	04/05/24	USD	49.00	USD	5,954	(107,966)
Comcast Corp., Class A	611	04/05/24	USD	44.00	USD	2,649	(7,943)
Fidelity National Information Services, Inc.	698	04/05/24	USD	69.00	USD	5,178	(362,960)
Fox Corp., Class A	772	04/05/24	USD	30.00	USD	2,414	(71,410)
Humana, Inc.	23	04/05/24	USD	380.00	USD	797	(1,323)
JPMorgan Chase & Co.	223	04/05/24	USD	190.00	USD	4,467	(245,300)
Kraft Heinz Co.	1,728	04/05/24	USD	37.00	USD	6,376	(39,744)
Medtronic PLC	330	04/05/24	USD	87.00	USD	2,876	(25,410)
Pfizer, Inc.	116	04/05/24	USD	28.00	USD	322	(2,552)
PG&E Corp.	689	04/05/24	USD	17.00	USD	1,155	(5,512)
Ross Stores, Inc.	28	04/05/24	USD	152.50	USD	411	(280)
Suncor Energy, Inc.	589	04/05/24	USD	35.00	USD	2,174	(122,512)
Tapestry, Inc.	236	04/05/24	USD	50.00	USD	1,121	(2,360)
Verizon Communications, Inc.	658	04/05/24	USD	41.00	USD	2,761	(70,077)
British American Tobacco PLC, ADR	1,058	04/10/24	USD	30.50	USD	3,227	(41,028)
AT&T, Inc.	968	04/12/24	USD	17.50	USD	1,704	(24,200)
Cigna Group	149	04/12/24	USD	345.00	USD	5,412	(294,275)
Cisco Systems, Inc.	1,201	04/12/24	USD	51.00	USD	5,994	(13,211)
Dollar General Corp.	105	04/12/24	USD	160.00	USD	1,639	(15,173)
Enterprise Products Partners LP	632	04/12/24	USD	28.00	USD	1,844	(69,204)
Medtronic PLC	522	04/12/24	USD	86.00	USD	4,549	(95,004)
Microsoft Corp.	16	04/12/24	USD	415.00	USD	673	(15,600)
Ross Stores, Inc.	18	04/12/24	USD	152.50	USD	264	(360)
Tapestry, Inc.	340	04/12/24	USD	50.00	USD	1,614	(8,500)
Visa, Inc., Class A	161	04/12/24	USD	285.00	USD	4,493	(18,113)
Allegion PLC	99	04/19/24	USD	140.00	USD	1,334	(8,663)
American Electric Power Co., Inc.	793	04/19/24	USD	78.47	USD	6,828	(635,850)
American Express Co.	86	04/19/24	USD	210.00	USD	1,958	(162,325)
American International Group, Inc.	942	04/19/24	USD	72.50	USD	7,364	(598,170)
British American Tobacco PLC, ADR	986	04/19/24	USD	31.00	USD	3,007	(27,115)
Cardinal Health, Inc.	502	04/19/24	USD	110.00	USD	5,617	(180,720)
Charles Schwab Corp.	266	04/19/24	USD	70.00	USD	1,924	(92,435)
Chevron Corp.	83	04/19/24	USD	155.00	USD	1,309	(36,520)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cigna Group	43	04/19/24	USD	340.00	USD	1,562	$(110,725)
Cisco Systems, Inc.	388	04/19/24	USD	50.00	USD	1,937	(19,594)
Citigroup, Inc.	518	04/19/24	USD	57.50	USD	3,276	(315,980)
Citizens Financial Group, Inc.	689	04/19/24	USD	35.00	USD	2,500	(134,355)
CNH Industrial NV	2,892	04/19/24	USD	12.50	USD	3,748	(173,520)
Comcast Corp., Class A	637	04/19/24	USD	42.50	USD	2,761	(78,032)
CVS Health Corp.	190	04/19/24	USD	80.00	USD	1,515	(30,875)
Dollar General Corp.	483	04/19/24	USD	145.00	USD	7,538	(575,977)
Edison International	168	04/19/24	USD	67.50	USD	1,188	(65,520)
Edison International	76	04/19/24	USD	70.00	USD	538	(12,920)
Elevance Health, Inc.	116	04/19/24	USD	510.00	USD	6,015	(200,100)
Eli Lilly & Co.	91	04/19/24	USD	740.00	USD	7,079	(417,462)
Enterprise Products Partners LP	632	04/19/24	USD	28.00	USD	1,844	(78,368)
Exelon Corp.	532	04/19/24	USD	38.00	USD	1,999	(21,280)
Exelon Corp.	245	04/19/24	USD	35.00	USD	920	(77,175)
First American Financial Corp.	78	04/19/24	USD	60.17	USD	476	(17,863)
First Citizens BancShares, Inc., Class A	70	04/19/24	USD	1,550.00	USD	11,445	(675,150)
Fortrea Holdings, Inc.	537	04/19/24	USD	40.00	USD	2,156	(76,522)
Fox Corp., Class A	632	04/19/24	USD	33.00	USD	1,976	(9,480)
General Motors Co.	541	04/19/24	USD	39.00	USD	2,453	(351,650)
Hasbro, Inc.	397	04/19/24	USD	57.50	USD	2,244	(47,640)
Humana, Inc.	63	04/19/24	USD	355.00	USD	2,184	(46,620)
Intercontinental Exchange, Inc.	252	04/19/24	USD	136.92	USD	3,463	(54,758)
International Flavors & Fragrances, Inc.	345	04/19/24	USD	85.50	USD	2,967	(82,700)
JPMorgan Chase & Co.	134	04/19/24	USD	190.00	USD	2,684	(146,395)
Keurig Dr. Pepper, Inc.	300	04/19/24	USD	30.00	USD	920	(30,000)
L3Harris Technologies, Inc.	526	04/19/24	USD	213.71	USD	11,209	(209,259)
Laboratory Corp. of America Holdings	182	04/19/24	USD	228.25	USD	3,976	(22,055)
Lear Corp.	258	04/19/24	USD	145.00	USD	3,738	(90,300)
Leidos Holdings, Inc.	514	04/19/24	USD	130.00	USD	6,738	(136,210)
Microsoft Corp.	9	04/19/24	USD	415.00	USD	379	(10,013)
Mid-America Apartment Communities, Inc.	170	04/19/24	USD	130.00	USD	2,237	(43,350)
Newell Brands, Inc.	1,242	04/19/24	USD	8.00	USD	997	(40,365)
Pfizer, Inc.	386	04/19/24	USD	29.00	USD	1,071	(7,334)
Raymond James Financial, Inc.	196	04/19/24	USD	125.00	USD	2,517	(95,060)
RTX Corp.	764	04/19/24	USD	91.25	USD	7,451	(536,267)
Sempra	586	04/19/24	USD	72.50	USD	4,209	(54,205)
SS&C Technologies Holdings, Inc.	1,621	04/19/24	USD	63.95	USD	10,434	(255,175)
Suncor Energy, Inc.	815	04/19/24	USD	36.00	USD	3,008	(109,210)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192	04/19/24	USD	115.00	USD	2,612	(418,560)
Thermo Fisher Scientific, Inc.	22	04/19/24	USD	570.00	USD	1,279	(41,580)
Thermo Fisher Scientific, Inc.	53	04/19/24	USD	600.00	USD	3,080	(21,730)
Unilever PLC, ADR	1,022	04/19/24	USD	50.00	USD	5,129	(86,870)
Unilever PLC, ADR	273	04/19/24	USD	51.22	USD	1,370	(7,108)
Verizon Communications, Inc.	1,233	04/19/24	USD	41.00	USD	5,174	(141,795)
Visa, Inc., Class A	13	04/19/24	USD	280.00	USD	363	(4,940)
Visa, Inc., Class A	89	04/19/24	USD	292.50	USD	2,484	(3,783)
Wells Fargo & Co.	2,050	04/19/24	USD	52.50	USD	11,882	(1,178,750)
Westinghouse Air Brake Technologies Corp	191	04/19/24	USD	140.00	USD	2,782	(125,105)
Willis Towers Watson PLC	305	04/19/24	USD	280.00	USD	8,388	(71,675)
Tapestry, Inc.	182	04/24/24	USD	48.00	USD	864	(23,079)
American Express Co.	31	04/26/24	USD	225.00	USD	706	(25,963)
American International Group, Inc	936	04/26/24	USD	75.00	USD	7,317	(477,360)
AT&T, Inc.	1,089	04/26/24	USD	17.50	USD	1,917	(47,916)
Bank of America Corp.	807	04/26/24	USD	36.00	USD	3,060	(188,434)
Baxter International, Inc.	593	04/26/24	USD	42.00	USD	2,534	(136,390)
Cardinal Health, Inc.	503	04/26/24	USD	117.00	USD	5,629	(51,558)
Charles Schwab Corp.	266	04/26/24	USD	69.00	USD	1,924	(139,650)
Chevron Corp.	140	04/26/24	USD	160.00	USD	2,208	(33,530)
Citigroup, Inc.	673	04/26/24	USD	58.00	USD	4,256	(390,340)
Comcast Corp., Class A	1,527	04/26/24	USD	44.00	USD	6,620	(149,646)
Eli Lilly & Co.	12	04/26/24	USD	810.00	USD	934	(14,580)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Enterprise Products Partners LP	1,113	04/26/24	USD	28.25	USD	3,248	$(88,522)
Fidelity National Information Services, Inc.	819	04/26/24	USD	69.00	USD	6,075	(487,305)
General Motors Co.	827	04/26/24	USD	44.00	USD	3,750	(193,518)
JPMorgan Chase & Co.	164	04/26/24	USD	195.00	USD	3,285	(123,410)
Kraft Heinz Co.	1,823	04/26/24	USD	36.00	USD	6,727	(210,556)
Medtronic PLC	738	04/26/24	USD	86.00	USD	6,432	(181,917)
Micron Technology, Inc.	548	04/26/24	USD	99.00	USD	6,460	(1,059,010)
Microsoft Corp.	174	04/26/24	USD	425.00	USD	7,321	(152,250)
Pfizer, Inc.	251	04/26/24	USD	29.00	USD	697	(6,777)
PG&E Corp..	1,222	04/26/24	USD	17.00	USD	2,048	(39,104)
Suncor Energy, Inc.	648	04/26/24	USD	37.00	USD	2,392	(57,672)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	139	04/26/24	USD	152.50	USD	1,891	(22,866)
Thermo Fisher Scientific, Inc.	53	04/26/24	USD	600.00	USD	3,080	(33,655)
Verizon Communications, Inc.	438	04/26/24	USD	41.00	USD	1,838	(60,882)
Visa, Inc., Class A	91	04/26/24	USD	280.00	USD	2,540	(55,282)
AT&T, Inc.	1,137	05/03/24	USD	17.50	USD	2,001	(52,871)
Baxter International, Inc.	593	05/03/24	USD	42.66	USD	2,534	(119,695)
Cardinal Health, Inc.	398	05/03/24	USD	114.00	USD	4,454	(95,520)
Charles Schwab Corp.	199	05/03/24	USD	74.00	USD	1,440	(34,029)
Chevron Corp.	478	05/03/24	USD	160.00	USD	7,540	(141,010)
Citigroup, Inc.	692	05/03/24	USD	62.00	USD	4,376	(191,684)
Comcast Corp., Class A	1,251	05/03/24	USD	44.00	USD	5,423	(146,367)
CVS Health Corp.	292	05/03/24	USD	81.00	USD	2,329	(54,020)
Dollar General Corp.	260	05/03/24	USD	160.00	USD	4,058	(87,100)
Goldman Sachs Group, Inc.	121	05/03/24	USD	425.00	USD	5,054	(111,622)
Humana, Inc.	109	05/03/24	USD	360.00	USD	3,779	(109,545)
JPMorgan Chase & Co.	134	05/03/24	USD	200.00	USD	2,684	(67,000)
Kraft Heinz Co.	2,232	05/03/24	USD	38.00	USD	8,236	(107,136)
Medtronic PLC	317	05/03/24	USD	85.00	USD	2,763	(101,757)
Micron Technology, Inc.	547	05/03/24	USD	119.00	USD	6,449	(294,012)
Microsoft Corp.	107	05/03/24	USD	430.00	USD	4,502	(112,350)
PG&E Corp.	1,033	05/03/24	USD	17.00	USD	1,731	(31,507)
Ross Stores, Inc.	198	05/03/24	USD	148.00	USD	2,906	(54,945)
Tapestry, Inc.	210	05/03/24	USD	48.00	USD	997	(32,025)
Verizon Communications, Inc.	597	05/03/24	USD	43.00	USD	2,505	(27,462)
Visa, Inc., Class A	161	05/03/24	USD	290.00	USD	4,493	(54,096)
Baxter International, Inc.	729	05/10/24	USD	43.41	USD	3,116	(153,382)
Citigroup, Inc.	836	05/10/24	USD	63.00	USD	5,287	(239,514)
General Motors Co.	827	05/10/24	USD	45.00	USD	3,750	(182,353)
Allegion PLC	461	05/17/24	USD	133.65	USD	6,210	(286,031)
American Electric Power Co., Inc.	465	05/17/24	USD	87.50	USD	4,004	(80,212)
American Express Co.	86	05/17/24	USD	230.00	USD	1,958	(67,510)
American International Group, Inc.	734	05/17/24	USD	75.00	USD	5,738	(374,340)
Bank of America Corp.	878	05/17/24	USD	37.00	USD	3,329	(172,966)
Baxter International, Inc.	729	05/17/24	USD	45.00	USD	3,116	(69,255)
British American Tobacco PLC, ADR	1,075	05/17/24	USD	31.00	USD	3,279	(64,500)
Cigna Group	152	05/17/24	USD	350.00	USD	5,520	(337,440)
Citigroup, Inc.	1,062	05/17/24	USD	60.00	USD	6,716	(472,590)
CNH Industrial NV	1,469	05/17/24	USD	12.55	USD	1,904	(111,521)
Cognizant Technology Solutions Corp., Class A	945	05/17/24	USD	77.50	USD	6,926	(89,775)
Edison International	179	05/17/24	USD	68.26	USD	1,266	(70,736)
Edison International	84	05/17/24	USD	70.62	USD	594	(19,584)
Elevance Health, Inc.	93	05/17/24	USD	520.00	USD	4,822	(159,960)
Eli Lilly & Co.	16	05/17/24	USD	800.00	USD	1,245	(47,800)
Enterprise Products Partners LP	949	05/17/24	USD	29.00	USD	2,769	(56,465)
Exelon Corp.	896	05/17/24	USD	37.76	USD	3,366	(82,430)
Fidelity National Financial, Inc., Class A	953	05/17/24	USD	50.00	USD	5,060	(495,560)
Fidelity National Information Services, Inc.	723	05/17/24	USD	70.00	USD	5,363	(390,420)
First American Financial Corp.	81	05/17/24	USD	60.00	USD	495	(23,693)
First Citizens BancShares, Inc., Class A	69	05/17/24	USD	1,600.00	USD	11,282	(668,610)
Fortrea Holdings, Inc.	569	05/17/24	USD	35.00	USD	2,284	(335,710)
Fox Corp., Class A	632	05/17/24	USD	31.00	USD	1,976	(97,960)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
General Motors Co.	1,772	05/17/24	USD	44.00	USD	8,036	$(491,730)
Hasbro, Inc.	568	05/17/24	USD	57.50	USD	3,210	(146,260)
Intercontinental Exchange, Inc.	423	05/17/24	USD	139.16	USD	5,813	(118,157)
International Flavors & Fragrances, Inc.	337	05/17/24	USD	87.50	USD	2,898	(114,580)
Johnson Controls International PLC	435	05/17/24	USD	67.50	USD	2,841	(66,337)
Johnson Controls International PLC	381	05/17/24	USD	62.58	USD	2,489	(157,086)
Keurig Dr. Pepper, Inc.	300	05/17/24	USD	31.00	USD	920	(29,250)
L3Harris Technologies, Inc.	440	05/17/24	USD	216.00	USD	9,376	(227,766)
Laboratory Corp. of America Holdings	310	05/17/24	USD	216.00	USD	6,772	(258,266)
Leidos Holdings, Inc.	926	05/17/24	USD	128.10	USD	12,139	(603,216)
Medtronic PLC	320	05/17/24	USD	85.00	USD	2,789	(122,400)
Micron Technology, Inc.	274	05/17/24	USD	95.00	USD	3,230	(650,750)
Micron Technology, Inc.	274	05/17/24	USD	115.00	USD	3,230	(230,160)
Mid-America Apartment Communities, Inc.	184	05/17/24	USD	135.00	USD	2,421	(55,660)
PG&E Corp.	1,145	05/17/24	USD	17.00	USD	1,919	(54,388)
Raymond James Financial, Inc.	196	05/17/24	USD	125.00	USD	2,517	(131,320)
RTX Corp.	676	05/17/24	USD	95.00	USD	6,593	(319,410)
Sealed Air Corp.	550	05/17/24	USD	37.50	USD	2,046	(99,000)
Sempra	615	05/17/24	USD	73.20	USD	4,418	(91,116)
SS&C Technologies Holdings, Inc.	1,511	05/17/24	USD	65.00	USD	9,726	(309,755)
Suncor Energy, Inc.	742	05/17/24	USD	37.00	USD	2,739	(101,654)
Tapestry, Inc.	78	05/17/24	USD	50.00	USD	370	(12,090)
Unilever PLC, ADR	1,527	05/17/24	USD	51.22	USD	7,664	(103,537)
Verizon Communications, Inc.	597	05/17/24	USD	41.00	USD	2,505	(97,311)
Wells Fargo & Co.	2,232	05/17/24	USD	57.50	USD	12,937	(535,680)
Westinghouse Air Brake Technologies Corp.	348	05/17/24	USD	145.00	USD	5,070	(179,220)
Willis Towers Watson PLC	330	05/17/24	USD	280.00	USD	9,075	(231,000)
Cognizant Technology Solutions Corp., Class A	569	06/21/24	USD	77.50	USD	4,170	(103,842)
Elevance Health, Inc.	103	06/21/24	USD	530.00	USD	5,341	(170,465)
Johnson Controls International PLC	435	06/21/24	USD	67.50	USD	2,841	(95,700)
Keurig Dr. Pepper, Inc.	300	06/21/24	USD	31.04	USD	920	(36,203)
Micron Technology, Inc.	378	06/21/24	USD	120.00	USD	4,456	(322,245)

							$(29,972,673)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	UBS AG	855,000	04/02/24	GBP	4.81	GBP	4,250	$(162,464)
Prudential PLC	UBS AG	215,400	04/02/24	GBP	8.75	GBP	1,601	—
Shell PLC	UBS AG	90,800	04/02/24	GBP	25.38	GBP	2,387	(103,714)
Sony Group Corp.	JPMorgan Chase Bank N.A.	44,200	04/02/24	JPY	15,204.00	JPY	573,758	(1)
Bayer AG, Registered Shares, Class N	Goldman Sachs International	135,700	04/03/24	EUR	29.39	EUR	3,852	(7,916)
Koninklijke Philips NV	UBS AG	130,500	04/03/24	EUR	19.17	EUR	2,421	(6,157)
Panasonic Holdings Corp.	JPMorgan Chase Bank N.A.	111,200	04/03/24	JPY	1,430.56	JPY	160,654	(17,324)
Pernod Ricard SA	Goldman Sachs International	7,500	04/03/24	EUR	162.95	EUR	1,125	(12)
Swatch Group AG	Goldman Sachs International	5,500	04/03/24	CHF	216.26	CHF	1,157	(3,231)
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	57,700	04/08/24	USD	59.77	USD	3,853	(410,489)
Bayer AG, Registered Shares, Class N	Morgan Stanley & Co. International PLC	72,500	04/09/24	EUR	29.93	EUR	2,058	(5,625)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	109,000	04/09/24	EUR	20.43	EUR	2,022	(886)
Newell Brands, Inc.	Morgan Stanley & Co. International PLC	106,200	04/09/24	USD	8.89	USD	853	(2,268)
Panasonic Holdings Corp.	Société Générale	170,000	04/09/24	JPY	1,429.40	JPY	245,605	(36,002)
Crown Castle, Inc.	JPMorgan Chase Bank N.A.	31,300	04/10/24	USD	109.49	USD	3,312	(30,125)
Sealed Air Corp.	Goldman Sachs International	61,300	04/10/24	USD	35.48	USD	2,280	(121,493)
Prudential PLC	UBS AG	77,900	04/12/24	GBP	8.48	GBP	579	(184)
Diageo PLC	Goldman Sachs International	62,100	04/16/24	GBP	30.09	GBP	1,821	(16,260)
Komatsu Ltd.	BNP Paribas SA	60,700	04/16/24	JPY	4,478.22	JPY	271,903	(29,499)
Pernod Ricard SA	Goldman Sachs International	7,500	04/16/24	EUR	162.97	EUR	1,125	(1,432)
Shell PLC	Goldman Sachs International	269,100	04/16/24	GBP	25.11	GBP	7,074	(438,766)

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Swatch Group AG	Bank of America N.A.	5,500	04/16/24	CHF	216.55	CHF	1,157	$(12,555)
UBS Group AG, Registered Shares	Morgan Stanley & Co. International PLC	83,200	04/16/24	CHF	25.42	CHF	2,310	(221,322)
Alibaba Group Holding Ltd.	Bank of America N.A.	131,900	04/17/24	HKD	79.22	HKD	9,336	(2,042)
Prudential PLC	UBS AG	38,950	04/17/24	GBP	8.48	GBP	289	(268)
Komatsu Ltd.	BNP Paribas SA	57,400	04/23/24	JPY	4,493.84	JPY	257,120	(32,365)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	25,800	04/24/24	GBP	104.21	GBP	2,746	(134,330)
Henkel AG & Co. KGaA, Preferred Shares	Morgan Stanley & Co. International PLC	43,700	04/24/24	EUR	70.39	EUR	3,256	(144,957)
Sanofi SA	Morgan Stanley & Co. International PLC	99,900	04/24/24	EUR	89.75	EUR	9,008	(272,296)
Siemens AG, Registered Shares, Class N	Goldman Sachs International	9,800	04/24/24	EUR	183.60	EUR	1,734	(12,535)
Sony Group Corp.	Société Générale	53,000	04/24/24	JPY	13,374.55	JPY	685,290	(76,023)
Alibaba Group Holding Ltd.	Citibank N.A.	128,000	04/25/24	HKD	76.30	HKD	9,059	(8,300)
BP PLC	Morgan Stanley & Co. International PLC	1,976,000	04/25/24	GBP	4.81	GBP	9,822	(498,004)
Equitable Holdings, Inc.	Bank of America N.A.	61,000	04/25/24	USD	34.53	USD	2,319	(230,556)
Henkel AG & Co. KGaA, Preferred Shares	Goldman Sachs International	13,400	04/25/24	EUR	73.19	EUR	998	(16,963)
Sealed Air Corp.	Bank of America N.A.	92,500	04/29/24	USD	36.64	USD	3,441	(152,428)
Citizens Financial Group, Inc.	Citibank N.A.	65,600	04/30/24	USD	34.60	USD	2,381	(162,954)
UBS Group AG, Registered Shares	Citibank N.A.	87,800	04/30/24	CHF	28.39	CHF	2,438	(22,531)
AstraZeneca PLC	UBS AG	25,800	05/02/24	GBP	104.76	GBP	2,746	(136,632)
Koninklijke Philips NV	Goldman Sachs International	210,600	05/02/24	EUR	19.22	EUR	3,907	(113,044)
Siemens AG, Registered Shares, Class N	Bank of America N.A.	3,600	05/02/24	EUR	186.60	EUR	637	(4,841)
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	54,000	05/06/24	USD	32.11	USD	1,960	(225,623)
Newell Brands, Inc.	Bank of America N.A.	110,300	05/07/24	USD	8.74	USD	886	(21,441)
Panasonic Holdings Corp.	Bank of America N.A.	245,700	05/07/24	JPY	1,473.93	JPY	354,971	(63,782)
Sanofi SA	Goldman Sachs International	53,700	05/07/24	EUR	92.50	EUR	4,842	(110,645)
Sealed Air Corp.	UBS AG	59,300	05/07/24	USD	36.08	USD	2,206	(135,691)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	115,500	05/08/24	HKD	74.96	HKD	8,175	(17,646)
Prudential PLC	Goldman Sachs International	96,800	05/08/24	GBP	8.34	GBP	719	(6,128)
Crown Castle, Inc.	Bank of America N.A.	19,800	05/10/24	USD	105.95	USD	2,095	(81,619)
Shell PLC	Morgan Stanley & Co. International PLC	260,300	05/10/24	GBP	25.97	GBP	6,843	(295,516)
Cencora, Inc.	Citibank N.A.	5,700	05/13/24	USD	236.25	USD	1,385	(62,849)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	4,900	05/13/24	USD	65.20	USD	327	(14,487)
Prudential PLC	Morgan Stanley & Co. International PLC	38,900	05/16/24	GBP	7.89	GBP	289	(8,054)
BP PLC	Bank of America N.A.	737,800	05/21/24	GBP	5.15	GBP	3,667	(64,254)
Equitable Holdings, Inc.	UBS AG	61,000	05/24/24	USD	36.70	USD	2,319	(156,612)

								$(4,913,141)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$63,011,155	$—	$—	$63,011,155
Automobile Components	6,743,440	—	—	6,743,440
Automobiles	44,983,300	—	—	44,983,300
Banks	211,241,702	—	—	211,241,702
Beverages	10,913,858	8,607,807	—	19,521,665
Broadline Retail	—	6,172,633	—	6,172,633
Building Products	28,589,270	—	—	28,589,270
Capital Markets	45,287,034	9,572,898	—	54,859,932
Chemicals	10,677,722	—	—	10,677,722
Communications Equipment	25,262,096	—	—	25,262,096
Consumer Finance	8,419,749	—	—	8,419,749
Consumer Staples Distribution & Retail	24,079,902	—	—	24,079,902
Containers & Packaging	24,933,523	—	—	24,933,523
Diversified Telecommunication Services	41,063,227	—	—	41,063,227
Electric Utilities	50,224,387	—	—	50,224,387
Financial Services	76,110,366	—	15,038,601	91,148,967
Food Products	38,799,464	—	—	38,799,464
Health Care Equipment & Supplies	69,861,703	16,183,456	—	86,045,159
Health Care Providers & Services	127,755,384	—	—	127,755,384
Household Durables	6,839,746	24,139,769	—	30,979,515
Industrial Conglomerates	—	4,650,889	—	4,650,889
Insurance	105,164,358	7,980,600	—	113,144,958
IT Services	20,165,377	—	—	20,165,377
Leisure Products	9,923,951	—	—	9,923,951
Life Sciences Tools & Services	21,571,166	—	—	21,571,166
Machinery	32,858,417	6,359,056	—	39,217,473
Media	43,318,269	6,774,915	—	50,093,184
Multi-Utilities	23,225,161	—	—	23,225,161
Oil, Gas & Consumable Fuels	56,508,966	78,116,433	11,559,136	146,184,535
Personal Care Products	25,775,125	—	—	25,775,125
Pharmaceuticals	25,624,928	51,084,971	—	76,709,899
Professional Services	70,980,347	—	—	70,980,347
Residential REITs	8,492,173	—	—	8,492,173
Semiconductors & Semiconductor Equipment	51,531,609	—	—	51,531,609
Software	23,434,945	—	—	23,434,945
Specialized REITs	9,837,110	—	—	9,837,110
Specialty Retail	6,534,929	—	—	6,534,929
Textiles, Apparel & Luxury Goods	9,031,645	4,700,634	—	13,732,279
Tobacco	23,261,069	—	—	23,261,069
Wireless Telecommunication Services	357,326	—	—	357,326
Preferred Securities
Preferred Stocks	—	8,341,020	—	8,341,020
Short-Term Securities
Money Market Funds	20,324,852	—	—	20,324,852

	$1,502,718,751	$232,685,081	$26,597,737	$1,762,001,569

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(25,147,573)	$(9,738,241)	$—	$(34,885,814)

(a)	Derivative financial instruments are options written. Options written are shown at value.

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Equity Dividend Trust (BDJ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets
Opening balance, as of December 31, 2023	$26,546,732
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	2,301,727
Purchases	877,615
Sales	(3,128,337)

Closing balance, as of March 31, 2024	$26,597,737

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$2,301,727

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$26,597,737	Income	Discount Rate	11%		—
		Market	EBITDA Multiple	7.50x		—

	$26,597,737

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9